Equity settled share-based transactions - Restricted Share Scheme (Details)		12 Months Ended
	Aug. 01, 2017 item $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expenses		$ 532,752	$ 704,358
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted | item	5,313,900
Subscription price | $ / shares	$ 0.01
Aggregate fair value of the restricted shares granted		$ 5,799,625
Aggregate fair value of the restricted shares granted (in Dollar per share) | $ / shares		$ 1.091
Equity-settled share-based payment expenses		$ 15,534	$ 913,111
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of trade sale defined in share agreement	50.00%
First anniversary | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.33%
Twenty three months | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Monthly vesting percentage	2.77%
Third anniversary | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Monthly vesting percentage	2.96%